SCHEDULE OF LOSS ALLOWANCE FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Loss allowance for impairment, beginning balance		$ 4,632
Provision for the period/year	18,394
Written off for the period/year		(1,788)
Reversal for the period/year		(2,844)
Loss allowance for impairment, ending balance	$ 18,394